                                  AMSOUTH FUNDS
                                 CLASS A SHARES
                                 CLASS B SHARES
                                  TRUST SHARES

                          SUPPLEMENT DATED MAY 10, 2001
                    TO THE PROSPECTUS DATED DECEMBER 1, 2000

      PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS

I. SMALL CAP FUND

         The following information updates the discussion of the benchmark comparisons in the return table of the Small Cap Fund:

         A. In the return table on page 20 of the Prospectus, the explanation of the bar chart and table has been deleted and replaced in its entirety with the following:

         The bar chart and table on this page provide some indication of the risks of investing in the Small Cap Fund by showing how the Fund has performed. The bar chart shows how the performance of the Fund's Trust shares has varied from year to year. The table below compares the performance of Class A, Class B shares, and Trust shares over time to that of the Russell Growth 2000(R) Index, a recognized, unmanaged index generally representative of domestically traded common stock of small to mid-sized companies. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

         B. In the return table on page 20 of the Prospectus, the benchmark comparison appearing below Trust Shares for the Small Cap Fund has been deleted and replaced in its entirety with the following:

                                                                     Since
                                    1 Year   5 Years   10 Years    Inception*
                                    ------   -------   --------    ----------

Russell 2000(R) Growth Index(1)     43.09%     N/A        N/A         17.74%
S&P 500(R) Index(1)                 21.03%     N/A        N/A         21.81%

* 3/2/98.

(1) The S&P 500(R) Index is a widely recognized, unmanaged index of common stocks. The benchmark index for the Small Cap Fund has changed from the S&P 500(R) Index to the Russell 2000(R) Growth Index in order to better represent the investment policies for comparison purposes.

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II. BALANCED FUND

         A. Under the section entitled "Principal Investment Strategies" on page 25, the third sentence of the second paragraph has been deleted and replaced in its entirety with the following:

The Fund's equity investments consist of common stocks of companies that the portfolio manager believes are undervalued and have a favorable outlook or are reasonably priced with the potential to produce above-average earnings growth.

         B. Under the same section, the following sentence is added to the end of the third paragraph:

In addition, the portfolio manager may identify companies with a history of above-average growth or companies that are expected to enter periods of above-average growth or are positioned in emerging growth industries.

         C. Under the section entitled "Principal Investment Risks" on page 25, the description of "Investment Style Risk" has been deleted and replaced in its entirety with the following:

The possibility that the market segments on which the equity portion of this Fund focuses - value and growth stocks - will underperform other kinds of investments or market averages.

III. FLORIDA TAX-EXEMPT FUND

         1. In the return table on page 67, the one-year return for the Merrill Lynch 3-7 Year Municipal Bond Index is 0.66%.

IV. LIMITED TERM TENNESSEE TAX-EXEMPT FUND

         The following information updates the discussion of the benchmark comparisons in the return table of the Limited Term Tennessee Tax-Exempt Fund:

         A. In the return table on page 74 of the Prospectus, the explanation of the bar chart and table has been deleted and replaced in its entirety with the following:

         The bar chart and table on this page provide some indication of the risks of investing in the Limited Term Tennessee Tax-Exempt Fund by showing how the Fund has performed. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. The table below compares the performance of Class A shares and Class B shares over time to that of the Merrill Lynch 3-7 Year Municipal Bond Index, a recognized, unmanaged index generally representative of municipal bonds with intermediate maturities. Both the bar chart and the table assume the reinvestment of dividends and distributions. Trust shares had not been offered for a full calendar year. Of course, past performance does not indicate how the Fund will perform in the future.

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         B. In the return table on page 74 of the Prospectus, the benchmark comparison for the Limited Term Tennessee Tax-Exempt Fund will appear below Class B Shares as follows:

                                                               Since
                            1 Year    5 Years    10 Years    Inception*
                            ------    -------    --------    ----------
Merrill Lynch 3-7 Year
Municipal Bond Index         0.66%     5.55%      5.94%         N/A

* 12/31/86

V. FUND MANAGEMENT - THE INVESTMENT ADVISOR

REORGANIZATION OF THE AMSOUTH FUNDS' INVESTMENT ADVISOR

         AmSouth Bank has reorganized its investment advisory division to form AmSouth Investment Management Company, LLC, a separate, wholly owned subsidiary of AmSouth Bank. On May 12, 2001, AmSouth Investment Management Company, LLC succeeded AmSouth Bank as the investment advisor to the AmSouth Funds. The management and investment advisory personnel of AmSouth Bank that provided investment management services to AmSouth Funds continue to do so as the personnel of AmSouth Investment Management Company, LLC.

UNDER THE SECTION ENTITLED "THE INVESTMENT ADVISOR" ON PAGE 101, THE FIRST TWO PARAGRAPHS ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

         AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the Advisor for the Funds. As of May 12, 2001, AIMCO had over $7.3 billion in assets under management. AIMCO is a wholly owned subsidiary of AmSouth Bank. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of April 30, 2001, AmSouth Bank had over $15 billion in assets under discretionary management and provided custody services for an additional $10 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of April 30, 2001 of $38.9 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Mississippi, Louisiana and Tennessee.

         Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

VI.  FUND MANAGEMENT - PORTFOLIO MANAGERS

         A. Under the section entitled "Portfolio Managers" on page 107, the first paragraph entitled "Balanced Fund and Value Fund" is deleted in its entirety.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.


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                                  AMSOUTH FUNDS
                               MONEY MARKET FUNDS
                                 CLASS A SHARES
                                 CLASS B SHARES
                                  TRUST SHARES
                              INSTITUTIONAL SHARES

                          SUPPLEMENT DATED MAY 10, 2001

                    TO THE PROSPECTUS DATED DECEMBER 1, 2000

      PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS

FUND MANAGEMENT - THE INVESTMENT ADVISOR

REORGANIZATION OF THE AMSOUTH FUNDS' INVESTMENT ADVISOR

         AmSouth Bank has reorganized its investment advisory division to form AmSouth Investment Management Company, LLC, a separate, wholly owned subsidiary of AmSouth Bank. On May 12, 2001, AmSouth Investment Management Company, LLC succeeded AmSouth Bank as the investment advisor to the AmSouth Funds. The management and investment advisory personnel of AmSouth Bank that provided investment management services to AmSouth Funds continue to do so as the personnel of AmSouth Investment Management Company, LLC.

UNDER THE SECTION ENTITLED "THE INVESTMENT ADVISOR" ON PAGE 24, THE FIRST TWO PARAGRAPHS ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

         AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the Advisor for the Funds. As of May 12, 2001, AIMCO had over $7.3 billion in assets under management. AIMCO is a wholly owned subsidiary of AmSouth Bank. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of April 30, 2001, AmSouth Bank had over $15 billion in assets under discretionary management and provided custody services for an additional $10 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of April 30, 2001 of $38.9 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Mississippi, Louisiana and Tennessee.

         Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

                                  AMSOUTH FUNDS

                      SUPPLEMENT DATED MAY 10, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2000
                           AS AMENDED JANUARY 10, 2001

REORGANIZATION OF THE AMSOUTH FUNDS' INVESTMENT ADVISOR

         AmSouth Bank has reorganized its investment advisory division to form AmSouth Investment Management Company, LLC, a separate, wholly owned subsidiary of AmSouth Bank. On May 12, 2001, AmSouth Investment Management Company, LLC succeeded AmSouth Bank as the investment advisor to the AmSouth Funds. The management and investment advisory personnel of AmSouth Bank that provided investment management services to AmSouth Funds continue to do so as the personnel of AmSouth Investment Management Company, LLC.

         All references to the Advisor now refer to AmSouth Investment Management Company, LLC.

          SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT
                OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.